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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21321


                    Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                  Pioneer Municipal High Income Trust
                  SCHEDULE OF INVESTMENTS 7/31/10 (unaudited)
Principal
Amount                                                                   Value
                 TAX EXEMPT OBLIGATIONS  - 126.9% of Net Assets
                 Alabama - 1.4%
1,000,000        Huntsville-Redstone Village Special Care
                 Facilities Financing Auth., 5.5%, 1/1/28               830,960
4,500,000        Huntsville-Redstone Village Special Care Facilities
                 Financing Auth., 5.5%, 1/1/43                        3,453,840
                                                                      4,284,800
                 Arizona - 2.1%
5,000,000        Apache County Ind. Dev. Auth., 5.85%, 3/1/28         5,000,400
960,000          Pima County Ind. Dev. Auth., 7.25%, 7/1/31             964,762
500,000          Yavapai County Ind. Dev. Auth., 6.0%, 8/1/33           504,220
                                                                      6,469,382
                 California - 8.1%
7,885,000   (a)  California State University Rev., RIB,
                 10.627%, 11/1/39 (144A)                              8,225,790
602,382     (b)  California Statewide Communities Dev. Auth.
                 Environmental Facilities Rev.,   9.0%, 12/1/38          58,732
1,000,000        California Statewide Communities Dev.
                 Auth. Rev., 7.25%, 10/1/38                           1,016,150
5,150,000     +  Golden State Tobacco Securitization
                 Corp., 7.8%, 6/1/42                                  6,147,709
7,000,000     +  Golden State Tobacco Securitization
                 Corp., 7.875%, 6/1/42                                8,370,180
1,000,000        University of California Rev., 5.0%, 5/15/25         1,063,540
655,000     (b)  Valley Health System Hosp. Rev., 6.5%, 5/15/25         484,831
                                                                     25,366,932
                 Connecticut - 5.1%
10,335,000  (a)  Connecticut Health & Edl. Facilities Auth. Rev.,
                 RIB, 11.149%, 7/1/42 (144A)                         11,853,935
5,000,000        Mohegan Tribe Indians Gaming Auth., 6.25%, 1/1/31    4,111,150
                                                                     15,965,085
                 District of Columbia - 3.4%
5,000,000        District of Columbia Tobacco Settlement
                 Financing Corp., 6.5%, 5/15/33                       4,793,350
6,000,000        District of Columbia Tobacco Settlement
                 Financing Corp., 6.75%, 5/15/40                      5,930,880
                                                                     10,724,230
                 Florida - 4.8%
1,700,000        Beacon Lakes Community Dev., 6.9%, 5/1/35            1,681,861
1,000,000        Hillsborough County Ind. Dev. Auth. Rev.,
                 8.0%, 8/15/32                                        1,143,830
2,390,000        Liberty County Subordinate Rev., 8.25%, 7/1/28       2,307,641
2,500,000        Miami-Dade County Aviation Rev., 5.5%, 10/1/41       2,563,125
1,000,000        St. Johns County Ind. Dev. Auth. Rev., 5.25%, 1/1/     835,650
2,000,000        St. Johns County Ind. Dev. Auth. Rev., 5.375%, 1/1   1,539,980
5,000,000        Tallahassee Health Facilities Rev., 6.375%, 12/1/3   5,008,650
                                                                     15,080,737
                 Georgia - 2.6%
4,240,000   (a)  Atlanta Georgia Water & Waste Rev., RIB,
                 10.628%, 11/1/43 (144A)                              4,321,790
500,000          Clayton County Dev. Auth. Rev., 9.0%, 6/1/35           523,945
2,400,000        Fulton County Residential Care
                 Facilities Rev., 5.0%, 7/1/27                        1,728,000
1,100,000        Fulton County Residential Care
                 Facilities Rev., 5.125%, 7/1/42                        689,150
1,000,000        Rockdale County Dev. Auth. Rev., 6.125%, 1/1/34        939,850
                                                                      8,202,735
                 Idaho - 1.6%
5,000,000        Power County Ind. Dev. Corp., 6.45%, 8/1/32          5,030,000

                 Illinois - 13.5%
2,000,000   (c)  Centerpoint Intermodal Center, 7.5%, 6/15/23 (144A   2,025,440
12,000,000       Chicago O'Hare Intl. Airport Special Facility Rev. ,
                 Ref. Bonds, 5.5%, 12/1/30                            8,898,720
1,000,000        Illinois Fin. Auth. Rev., 6.0%, 11/15/27               779,460
3,865,000        Illinois Fin. Auth. Rev., 6.0%, 8/15/38              3,898,394
2,000,000        Illinois Fin. Auth. Rev., 6.0%, 8/15/39              2,188,140
4,000,000        Illinois Fin. Auth. Rev., 6.0%, 11/15/39             2,790,840
2,500,000        Illinois Fin. Auth. Rev., 6.5%, 4/1/39               2,622,475
4,000,000        Illinois Fin. Auth. Rev., 8.25%, 5/15/45             3,963,000
1,500,000   (b)  Illinois Health Facilities Auth. Rev., 6.9%, 11/15     571,800
16,880,000  (d)  Metropolitan Pier & Exposition Auth. Dedicated
                 State Tax Rev., 0.0%, 6/15/22                       13,036,086
1,685,000        Southwestern Illinois Dev. Auth. Rev., 5.625%, 11/   1,231,516
                                                                     42,005,871
                 Indiana - 3.7%
5,000,000        Indiana Health & Edl. Facility Financing Auth.
                 Hosp. Rev., 5.0%, 2/15/39                            4,724,300
4,300,000        Indiana State Dev. Fin. Auth. Rev., 5.75%, 10/1/11   4,379,034
2,570,000        Vigo County Hosp. Auth. Rev., 5.8%, 9/1/47 (144A)    2,352,193
                                                                     11,455,527
                 Louisiana - 2.0%
1,500,000        Louisiana Local Government Environmental
                 Facilities Rev., 6.75%, 11/1/32                      1,551,390
5,000,000        Louisiana Public Facilities Auth. Rev., 5.5%, 5/15   4,681,300
                                                                      6,232,690
                 Massachusetts - 6.3%
5,000,000        Massachusetts Dev. Fin. Agency Rev., 5.75%, 1/1/42   5,573,700
2,360,000        Massachusetts Dev. Fin. Agency Rev., 7.1%, 7/1/32    2,161,359
1,000,000        Massachusetts Edl. Financing Auth. Rev., 6.0%, 1/1   1,063,530
3,500,000        Massachusetts Health & Edl. Facilities
                 Auth. Rev., 6.25%, 7/1/22                            3,551,835
2,500,000        Massachusetts Health & Edl. Facilities
                 Auth. Rev., 6.5%, 1/15/38                            2,264,175
5,000,000        Massachusetts Health & Edl. Facilities
                 Auth. Rev., 6.75%, 10/1/33                           4,990,650
                                                                     19,605,249
                 Michigan - 3.4%
935,000          Doctor Charles Drew Academy, 5.7%, 11/1/36             580,747
1,340,000        Flint Michigan Hosp. Building Auth. Rev., 5.25%, 7   1,318,238
1,500,000        John Tolfree Health System Corp., 6.0%, 9/15/23      1,275,015
2,000,000        Michigan State Hosp. Fin. Auth. Rev., 5.5%, 8/15/2   1,919,960
5,830,000        Michigan Tobacco Settlement Fin. Auth., 6.0%, 6/1/   4,207,686
1,450,000        Star Intl. Academy Certs. of Participation, 6.125%   1,390,347
7,720,000  (e)(g)Wayne Charter Escrow, 0.0%, 12/1/15                          0
                                                                     10,691,993
                 Minnesota - 0.9%
1,675,000        Duluth Econ. Dev. Auth. Health
                  Care Facilities Rev., 7.25%,  6/15/32               1,713,659
1,000,000        Minneapolis & Saint Paul Housing & ReDev.
                 Auth. Rev., 5.25%, 8/15/35                           1,016,370
                                                                      2,730,029
                 Mississippi - 1.0%
3,000,000        Mississippi Business Fin. Corp. Pollution
                  Control Rev., 5.9%, 5/1/22                          2,996,400

                 Montana - 0.1%
1,600,000   (b)  Two Rivers Auth., Inc. Correctional Facility
                 Improvement Rev., 7.375%, 11/1/27                      224,096

                 Nebraska - 0.2%
2,000,000        Grand Island Solid Waste Disposal Facilities Rev.,     603,080

                 Nevada - 0.0%
2,000,000   (b)  Nevada State Dept. of Business & Industry, 7.25%,       10,000

                 New Jersey - 11.9%
2,000,000        New Jersey Econ. Dev. Auth. Rev., 6.25%, 9/15/19     1,963,240
13,350,000       New Jersey Econ. Dev. Auth. Rev., 6.25%, 9/15/29    12,713,205
6,150,000   (c)  New Jersey Econ. Dev. Auth. Rev., 7.0%, 11/15/30     6,160,701
10,370,000       New Jersey Transportation Trust Fund Auth., 0.0%,    4,374,377
10,000,000    +  Tobacco Settlement Financing Corp., 6.75%, 6/1/39   11,725,800
                                                                     36,937,323
                 New Mexico - 1.2%
1,500,000        Otero County New Mexico Project Rev., 6.0%, 4/1/23   1,274,220
2,960,000        Otero County New Mexico Project Rev., 6.0%, 4/1/28   2,399,169
                                                                      3,673,389
                 New York - 8.4%
2,500,000        Albany New York Ind. Dev. Agency Civic Facilities
                 Rev., 5.25%, 11/15/27                                2,477,375
3,000,000        Dutchess County Ind. Dev. Agency Rev., 7.5%, 3/1/2   2,992,560
2,000,000        Hempstead Local Dev. Corp. Rev. Bonds, 5.75%, 7/1/   2,103,840
2,250,000        Nassau County New York Ind. Dev. Agency Rev., 6.7%   2,238,030
990,000          New York City Ind. Dev. Agency, 6.9%, 8/1/24           880,595
2,000,000        New York City Ind. Dev. Agency, 7.625%, 12/1/32      2,021,880
1,000,000        New York State Dormitory Auth. Rev., 6.125%, 12/1/   1,008,010
7,040,000   (a)  New York State Dormitory Auth. Rev., RIB, 12.596%,   9,414,522
3,000,000        Suffolk County Ind. Dev. Agency, 7.25%, 1/1/30       3,001,680
                                                                     26,138,492
                 North Carolina - 3.2%
4,935,000        Charlotte Special Facilities Rev., 5.6%, 7/1/27      4,241,830
5,740,000        Charlotte Special Facilities Rev., 7.75%, 2/1/28     5,757,048
                                                                      9,998,878
                 Oklahoma - 1.8%
1,225,000        Tulsa Municipal Airport Rev., 6.25%, 6/1/20          1,144,236
4,350,000        Tulsa Municipal Airport Rev., 7.35%, 12/1/11         4,350,043
                                                                      5,494,279
                 Pennsylvania - 7.6%
3,000,000        Allegheny County Hosp. Dev. Auth. Rev., 5.0%, 11/1   2,360,010
1,550,000        Allegheny County Hosp. Dev. Auth. Rev., 5.125%, 5/   1,423,009
12,300,000    +  Allegheny County Hosp. Dev. Auth. Rev., 9.25%, 11/  12,865,062
1,000,000        Columbia County Hosp. Auth. Health Care Rev., 5.9%     861,360
755,000          Hazleton Health Services Auth. Hosp. Rev., 5.625%,     738,284
1,280,000        Langhorne Manor Borough Higher Ed. &
                  Health Auth. Rev., 7.35%, 7/1/22                      657,459
5,000,000        Pennsylvania Econ. Dev. Financing Auth. Solid
                 Waste Disposal Rev.,   6.0%, 6/1/31                  4,396,000
500,000          Pennsylvania Higher Edl. Facilities Auth. Rev., 5.     500,935
                                                                     23,802,119
                 Rhode Island - 1.7%
6,000,000        Central Falls Detention Facilities Rev., 7.25%, 7/   5,167,500

                 South Carolina - 1.4%
3,185,000     +  South Carolina Jobs Econ. Dev. Auth. Rev.,
                  6.375%, 8/1/34                                      3,692,848
665,000       +  South Carolina Jobs Econ. Dev. Auth. Rev.,
                 6.375%, 8/1/34                                         775,343
                                                                      4,468,191
                 Tennessee  - 4.8%
7,000,000     +  Johnson City Health & Edl. Facilities
                 Board Hosp. Rev., 7.5%, 7/1/33                       7,924,840
2,480,000        Knox County Health, Edl. & Housing
                 FacilitiesBoard Hosp. Rev., 6.375%, 4/15/22          2,665,702
4,600,000        Sullivan County Health, Edl. & Housing,
                 Facilities Board Hosp. Rev. , 5.25%, 9/1/36          4,273,354
                                                                     14,863,896
                 Texas  - 14.5%
1,345,000        Bexar County Housing Fin. Corp., 8.0%, 12/1/36       1,016,000
1,000,000        Dallas-Fort Worth Intl. Airport Rev., 6.0%, 11/1/1     937,980
4,000,000        Decatur Hosp. Auth. Rev., 7.0%, 9/1/25               4,019,320
769,709     (b)  Gulf Coast Ind. Dev. Auth. Rev., 7.0%, 12/1/36          75,047
3,750,000        Houston Airport System Special Facilities
                 Rev., 5.7%, 7/15/29                                  3,261,862
5,340,000        Lubbock Health Facilities Dev. Corp., 6.625%, 7/1/   4,983,074
10,000,000       North Texas Tollway Auth. Rev., 5.75%, 1/1/33       10,548,400
2,810,000   (a)  Northside Independent School District, RIB, 10.983   3,118,960
2,000,000        Tarrant County Cultural Ed. Facilities Fin. Corp.,   1,983,760
1,000,000        Tarrant County Cultural Ed. Facilities Fin. Corp.,   1,031,870
1,500,000        Tarrant County Cultural Ed. Facilities Fin. Corp.,   1,556,280
7,040,000   (a)  Texas State, RIB, 11.832%, 4/1/30 (144A)             8,126,483
5,130,000        Willacy County Local Government Corp. Rev., 6.875%   4,557,697
                                                                     45,216,733
                 Utah  - 0.2%
800,000          Spanish Fork City Charter School Rev., 5.55%, 11/1     687,520

                 Vermont  - 0.5%
1,500,000        Vermont Edl. & Health Buildings Financing
                 Agency Rev., 6.0%, 10/1/28                           1,558,035

                 Virginia  - 0.3%
1,000,000        Peninsula Ports Auth., 6.0%, 4/1/33                  1,028,010

                 Washington - 9.1%
4,710,000        Spokane Public Facilities District Hotel/Motel Tax & Sales,
                 5.75%, 12/1/27                                       4,922,798
7,025,000        Tobacco Settlement Auth. Rev., 6.625%, 6/1/32        6,964,163
14,315,000       Washington State General Obligation, 0.0%, 6/1/22    9,096,180
3,795,000        Washington State Health Care Facilities Auth. Rev.   3,932,569
5,000,000        Washington State Housing Fin. Committee
                 Nonprofit Rev., 5.625%, 1/1/27                       3,559,700
                                                                     28,475,410
                 Wisconsin  - 0.1%
2,320,000  (b)(f)Aztalan Wisconsin Exempt Facilities Rev., 7.5%, 5/     301,600

                 TOTAL TAX-EXEMPT OBLIGATIONS
                 (Cost $383,443,093)                                395,490,211

                 MUNICIPAL COLLATERALIZED
                 DEBT OBLIGATION - 2.4% of Net Assets
10,000,000 (c)(f)Non-Profit Preferred Funding Trust I,12.0%, 9/15/3   7,457,000
                 TOTAL MUNICIPAL COLLATERALIZED
                  DEBT OBLIGATION
                 (Cost $10,000,000)                                   7,457,000

Shares           COMMON STOCK - 0.9% of Net Assets
249,158    (g)  Delta Air Lines, Inc.                              2,959,997
                 TOTAL COMMON STOCK
                 (Cost $6,612,756)                                    2,959,997

                 TAX-EXEMPT MONEY MARKET
                  MUTUAL FUND - 0.8% of Net Assets
2,500,000        BlackRock Liquidity Funds MuniFund Portfolio         2,500,000
                 TOTAL TAX-EXEMPT MONEY
                 MARKET MUTUAL FUND
                 (Cost $2,500,000)                                    2,500,000


                 TOTAL INVESTMENTS IN SECURITIES - 131.0%
                 (Cost $402,555,849)(h)(i)                          408,407,208
                 OTHER ASSETS AND LIABILITIES  1.4%                   4,285,240
                 PREFERRED SHARES AT REDEMPTION VALUE,
                 INCLUDING DIVIDENDS PAYABLE - (32.4)%             -101,004,135
                 NET ASSETS APPLICABLE TO
                  COMMON SHAREOWNERS - 100.0%                       311,688,313

            RIB  Residual Interest Bonds

             NR  Security not rated by S&P or Moody's.

            (144ASecurity is exempt from registration under Rule 144A
                 of the Securities Act of 1933.
       Such securities may be resold normally to qualified institutional buyers in a transaction exempt 'from registration. At July 31, 2010 the fair value of these securities amounted to $57,583,633, or 18.5% of et assets applicable to common shareowners.

          +   Prerefunded bonds have been collateralized by U.S. Treasury or
                U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

            (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the coupon rate at July 31, 2010.

            (b)  Security is in default and is non-income producing.

            (c)  The interest rate is subject to change periodically.
                 The interest rate shown is the coupon rate at July 31, 2010.

            (d) Debt obligation initially issued at one coupon which converts to a higher coupon rate at a specific date. The rate shown is the coupon rate at July 31, 2010.

            (e)  Security is valued using fair value methods
                 (other than prices supplied by independent pricing services) .

            (f)  Indicates a security that has been deemed illiquid.
                 The aggregate cost of illiquid securities is $12,320,000.
                  The aggregate fair value is $7,758,600, or 2.5% of the
                   total net assets applicable to common shareowners.

            (g)  Non-income producing.

            (h)  The concentration of investments by type of
                 obligation/market sector is as follows:
                 Insured:
                                     NATL-RE                                  7%
                                     AMBAC                                    2
                                     MBIA                                     1
                                     FSA                                      1
                                     PSF                                      1
                                     ACA                                      0
                 Rev. Bonds:
                                     Health Rev.                             32
                                     Airport Rev.                            14
                                     Tobacco Rev.                            12
                                     Other Rev.                              12
                                     Ed. Rev.                                 4
                                     Dev. Rev.                                4
                                     Facilities Rev.                          4
                                     Pollution Control Rev.                   4
                                     Transportation Rev.                      3
                                     Gaming Rev.                              1
                                     Housing Rev.                             0
                                     Utilities Rev.*                          0
                 Total                                                      100%
                 * Amount is less than 0.1%

         (i) At July 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $400,500,819 was as follows:

        Aggregate gross unrealized gain for all investment
        there is an excess of value over tax cost                    34,821,521
        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                   (26,915,132)
        Net unrealized gain                                            7,906,389

             For financial reporting purposes net unrealized gain on investments was $5,581,359 'and cost of investments aggregated $402,555,849.

              Purchases and sales of securities (excluding temporary cash investments $8,920,250 and $7,749,255, respectively.


Various inputs are used in determining the value of the
           Fund's investments.  These inputs are summarized in the
            three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest
                 priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical
                securities
             Level 2 - other significant observable inputs (including
                 quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the
                 Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:

                             Level 1          Level 2     Level 3    Total
Tax Exempt Obligations	      $0           $395,490,211     $ 0    $395,490,211
Municipal collateralized
  Debt Obligation			     7,457,000	      0	      7,457,000
Common Stocks               2,959,997          0              0       2,959,997
Tax-exempt Money Market
  Mutual Fund		    2,500,000 	       0	      0       2,500,000
Total                      $5,459,997       $402,947,211      0    $408,407,208



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2010

* Print the name and title of each signing officer under his or her signature.